Profit or Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (154,899)	¥ (1,007,814)	¥ (943,082)	¥ (353,445)
Non-PRC
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	(44,018)	(286,388)	(155,364)	(256,279)
PRC
Schedule of Income Before Income Tax [Line Items]
Profit (loss) from continuing operations before income taxes	$ (110,881)	¥ (721,426)	¥ (787,718)	¥ (97,166)